Offerings - Offering: 1	Jul. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	46,000,000
Proposed Maximum Offering Price per Unit	19.83
Maximum Aggregate Offering Price	$ 912,180,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 125,972.06
Offering Note	(a) Consists of shares of common stock, $0.01 par value per share (“Common Stock”), of Mobility Global Inc. (the “Registrant”) authorized for issuance under the Mobility Global Inc. 2026 Long Term Incentive Plan (the “Plan”).

(b) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) also covers any additional shares of Common Stock that may become issuable under the Plan by reason of any stock dividend, stock split or other similar transaction.

(c) The proposed maximum offering price per unit is estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act on the basis of the average of the high and low sales prices per share of Common Stock, as reported on the New York Stock Exchange on July 1, 2026.

(d) The Registrant does not have any fee offsets.